Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Consolidated	Asset	Liability
	Statements of Financial	Derivatives	Derivatives
	Condition Location	12/31/2016	12/31/2016	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$121,013	$(261,721)	$(140,708)

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	763,565	(345,781)	417,784

Energy contracts	Net Unrealized gain (loss) on open futures contracts	562,341	(18,461)	543,880

Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	578,244	(326,726)	251,518

Meats contracts	Net Unrealized gain (loss) on open futures contracts	79,821	(10,487)	69,334

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,604,965	(1,282,731)	322,234

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	344,652	(86,579)	258,073

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	1,111,526	(553,717)	557,809

		$5,166,127	$(2,886,203)	$2,279,924

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$556,627	$(555,922)	$705

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$404,566	$(1,139,264)	$(734,698)

*At December 31, 2016, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	1%
Interest rate contracts	53%
Metals contracts	3%
Stock indices contracts	15%
Forward currency contracts	25%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	61%
Stock indices contracts	10%
Forward currency contracts	29%
Total	100%

	Consolidated	Asset	Liability
	Statements of Financial	Derivatives	Derivatives
	Condition Location	12/31/2015	12/31/2015	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$708,940	$(192,304)	$516,636

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	1,586,035	(488,106)	1,097,929

Energy contracts	Net Unrealized gain (loss) on open futures contracts	1,861,351	(1,035,133)	826,218

Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	853,598	(2,119,167)	(1,265,569)

Meats contracts	Net Unrealized gain (loss) on open futures contracts	18,294	(165,939)	(147,645)

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,206,519	(912,776)	293,743

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	101,389	(273,791)	(172,402)

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	614,583	(935,898)	(321,315)

		$6,950,709	$(6,123,114)	$827,595

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$682,325	$(922,984)	$(240,659)

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$1,168,100	$—	$1,168,100

*At December 31, 2015, the sector exposure of the CTA indices underlying the swap was:

Interest rate contracts	43%
Forward currency contracts	42%
Stock indices and stock index options	15%
Total	100%

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

		Years Ended December 31,
Type of Contract		2016	2015	2014

Agriculturals contracts	Net gain (loss) from futures trading	$1,009,750	$(5,823,922)	$4,048,911
Currencies contracts	Net gain (loss) from futures trading	(2,202,100)	(1,033,607)	14,766,227
Energy contracts	Net gain (loss) from futures trading	(4,239,891)	7,578,021	10,731,474
Interest rates contracts	Net gain (loss) from futures trading	19,692,367	(546,752)	32,913,449
Meats contracts	Net gain (loss) from futures trading	(161,655)	40,851	3,446,508
Metals contracts	Net gain (loss) from futures trading	(2,242,748)	(493,305)	(7,747,986)
Soft commodities contracts	Net gain (loss) from futures trading	(785,394)	(1,501,617)	3,171,146
Stock indices	Net gain (loss) from futures trading	4,103,539	(10,362,726)	(13,390,190)
Forward Currency Contracts	Net gain (loss) from forward trading	325,950	(2,077,514)	(1,940,807)
Swap Contracts	Net gain (loss) from swap trading	(1,902,797)	1,168,100	—

		$13,597,021	$(13,052,471)	$45,998,732

Schedule of Line Item in Consolidated Statement of Operations

Line Item in Consolidated Statement of Operations	For years ended December 31,
	2016	2015	2014

Net gain (loss) from futures trading
Realized	$13,721,540	$(1,421,184)	$61,055,762
Change in unrealized	1,452,328	(10,721,873)	(13,116,223)
Total realized and change in unrealized net gain (loss) from futures trading	$15,173,868	$(12,143,057)	$47,939,539

Net gain (loss) from forward trading
Realized	$84,586	$(2,018,078)	$(994,524)
Change in unrealized	241,364	(59,436)	(946,283)
Total realized and change in unrealized net gain (loss) from forward trading	$325,950	$(2,077,514)	$(1,940,807)

Net gain (loss) from swap trading
Change in unrealized	$(1,902,797)	1,168,100	—
Total realized and change in unrealized net gain (loss) from swap trading	$(1,902,797)	$1,168,100	$—

Total realized and change in unrealized net gain (loss) from futures, forward and swap trading	$13,597,021	$(13,052,471)	$45,998,732

Schedule of Offsetting of Derivative Assets

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,166,127	$(2,886,203)	$2,279,924
Forward contracts	556,627	(555,922)	705
Swap contracts	404,566	(1,139,264)	(734,698)
Total derivatives	$6,127,320	$(4,581,389)	$1,545,931

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$6,950,709	$(6,123,114)	$827,595
Forward contracts	682,325	(922,984)	(240,659)
Swap contracts	1,168,100	—	1,168,100
Total derivatives	$8,801,134	$(7,046,098)	$1,755,036

Schedule of Offsetting of Derivative Liabilities

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$6,950,709	$(6,123,114)	$827,595
Forward contracts	682,325	(922,984)	(240,659)
Swap contracts	1,168,100	—	1,168,100
Total derivatives	$8,801,134	$(7,046,098)	$1,755,036

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,886,203	$(2,886,203)	$—
Forward contracts	555,922	(555,922)	—
Swap contracts	1,139,264	(1,139,264)	—
Total derivatives	$4,581,389	$(4,581,389)	$—

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$6,123,114	$(6,123,114)	$—
Forward contracts	922,984	(922,984)	—
Swap contracts	—	—	—
Total derivatives	$7,046,098	$(7,046,098)	$—

Schedule of Derivative Assets and Liabilities and Collateral Received by Counterparty

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$(734,698)	$—	$—	$(734,698)
SG Americas Securities, LLC	1,582,067	—	—	1,582,067
UBS AG	(40,113)	—	—	(40,113)
Wells Fargo Securities, LLC	738,675	—	—	738,675
Total	$1,545,931	$—	$—	$1,545,931

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,168,100	$—	$—	$1,168,100
ED&F Man Capital Markets Inc	525,206			525,206
SG Americas Securities, LLC	281,024	—	—	281,024
UBS Securities LLC and UBS AG	(219,294)	—	—	(219,294)
Total	$1,755,036	$—	$—	$1,755,036